Share-based compensation (Tables)	6 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of Total Stock-Based Compensation Expenses

The Company recorded share-based compensation expense in the following expense categories in the condensed consolidated statements of operations for the three and six months ended December 31, 2022 and 2021 (in thousands):

	Three months ended December 31,		Six Months Ended December 31,
	2022	2021	2022	2021
Research and development	$113	$121	$180	$394
General and administrative	700	792	1,396	599
Cost of revenue	2	—	2	—
	$815	$913	$1,578	$993

Summary of Stock Option Pricing Model Assumption

For the three months ended December 31, 2022 and 2021, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Six Months Ended December 31,
	2022	2021
Expected term (in years)	6.1	6.04
Expected volatility	66.9%	65.8%
Risk-free rate	3.2%	1.28%
Dividend yield	—%	—%

Summary of Option Activity

The following table summarizes the stock option granted to employees and non-employees for the six months ended December 31, 2022:

	Number of shares under option plan	Weighted- average exercise price per option	Weighted- average remaining contractual life (in years)
Outstanding at June 30, 2022	4,599,899	$4.00	8.1
Granted	555,300	$1.50
Exercised	—
Forfeited	(177,500)	$8.43
Outstanding at December 31, 2022	4,977,699	$3.56	7.2
Exercisable at December 31, 2022	3,721,211	$3.21	6.6
Vested and expected to vest at December 31, 2022	4,977,699	$3.56	7.2

Summary of Restricted Stock Units

Activity for restricted stock units for the six months ended December 31, 2022 is as follows:

	Number of Restricted Stock Units	Weighted- average Grant Date Fair Value
Non-vested balance at June 30, 2022	—	$-
Granted	131,380	$1.53
Vested	(41,400)	$1.44
Forfeited	—	$-
Non-vested balance at December 31, 2022	89,980	$1.57